Document and Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 09, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	RECOVERY ENERGY, INC.
Entity Central Index Key	0001437557
Document Type	S-1
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		18,016,143